Share-Based Compensation - Schedule of Key Assumptions Used to Determine Fair Value of Share Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average fair value per option granted	$ 0.2839	$ 0.2562	$ 1.3882
Weighted average exercise price	$ 0.1747	$ 0.1659	$ 5.6699
Risk-free interest rate, Minimum	3.49%	1.56%	1.45%
Risk-free interest rate, Maximum	4.75%	4.04%	1.97%
Expected term	14 years	14 years	14 years
Expected volatility, Minimum	65.49%	53.62%	54.69%
Expected volatility, Maximum	68.03%	68.75%	57.00%
Dividend yield	0.00%	0.00%	0.00%